UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           SBC Financial Services Inc.
Address:        2401 Cedar Springs Rd
                Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rodric E. Cummins
Title:          Senior Vice President
Phone:          214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins              Dallas, TX                8/8/2005
-----------------------------  -----------------------       ------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-03570                  AXA (on behalf of Alliance Capital Management, L.P.)
28-05508                  Aronson + Johnson + Ortiz, LP
28-1006                   Barrow, Hanley, Mewhinney & Strauss, Inc.
28-5703                   BlackRock Advisors, Inc.
28-5703                   BlackRock Institutional
28-00096                  Capital Guardian Trust Company
28-3706                   Equinox Capital Management
28-10956                  Genesis Investment Management LTD
28-10956                  Genesis, International
28-10312                  Goldman Sachs Asset Management
28-398                    Loomis, Sayles & Company, L.P.
28-413                    Lord, Abbett & Co LLC
28-06419                  Lotsoff Capital Management
28-06748                  Marsico Capital Management, LLC
28-290                    Northern Trust Investments, Inc.
28-03591                  Numeric Investors LP
28-07376                  Oechsle International Advisors, LLC
28-2701                   Allianz Global Investors of America L.P. (on behalf
                            of PIMCO)
28-04643                  Payden & Rygel
28-10372                  Philadelphia International Advisors, LP
28-00969                  Provident Investment Counsel
28-04357                  RCM Capital Management LLC
28-05734                  Sands Capital Management, Inc.
28-2293                   TimesSquare Capital Management, Inc.
28-06683                  TCW Investment Management Company
28-05591                  Walter Scott & Partners Limited
28-10245                  Western Asset Management Co.
28-10245                  Western Asset Limited